Net Loss per Common Share - Calculation of Net Loss and Number of Shares Used to Compute Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended											6 Months Ended				12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017		Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss		$ (6,658)		$ (19,246)	$ (12,596)	$ (1,943)		$ (11,332)	$ (8,486)	$ (1,004)	$ (6,667)	$ (1,813)	$ 527		$ (13,276)		$ (45,117)	$ (17,971)	$ (14,704)
Preferred stock dividends																	(527)
Net income (loss) - basic													527		(13,276)		$ (45,644)	$ (17,971)	$ (14,704)
Adjustment for gain on warrant income													(619)
Net loss per share - basic and diluted	[1]																$ (3,250)	$ (1,853,500)	$ (2,548,000)
Net loss - diluted													$ (92)		$ (13,276)
Weighted average shares outstanding - basic and diluted	[1]																14,039	10	6
Weighted average shares outstanding - basic	[2]	916,706				1,416							788,512		848
Weighted average shares outstanding - diluted	[2]	916,706				1,416							799,430		848
Net income (loss) per share - basic		$ (7.26)	[2]	$ 375	$ 4,680	$ (1,373.00)	[2]	$ 43,750	$ 646,010	$ 115,495	$ 771,750	$ 218,750	$ 0.67	[2]	$ (15,656.00)	[2]
Net income (loss) per share - diluted	[2]	$ (7.26)				$ (1,373.00)							$ (0.12)		$ (15,656.00)

[1]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016, a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.
[2]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.